CONDENSED BALANCE SHEETS	Jun. 30, 2022 USD ($)
Current assets
Total current assets	$ 294,095,000
Other Assets, Noncurrent	15,931,000
Total Assets	661,446,000
Liabilities, Current [Abstract]
Total current liabilities	231,324,000
Total liabilities	573,389,000
Commitments and Contingencies
Stockholders' Deficit
Additional paid-in-capital	60,975,000
Retained Earnings (Accumulated Deficit)	(276,196,000)
Total Liabilities, Redeemable Units and Unitholders' Deficit	661,446,000
CIK 0001846136 Riverview Acquisition Corp
Current assets
Cash	796,388
Prepaid expenses	371,272
Total current assets	1,167,660
Other Assets, Noncurrent	28,267
Marketable securities held in Trust Account	250,257,574
Total Assets	251,453,501
Liabilities, Current [Abstract]
Accrued expenses	189,859
Income tax payable	34,787
Total current liabilities	224,646
Deferred legal fee	1,781,233
Warrant liabilities	19,334,140
Deferred underwriting fee payable	8,750,000
Total liabilities	30,090,019
Commitments and Contingencies
Class A common stock, $0.001 par value; 85,000,000 shares authorized; 25,000,000 shares subject to possible redemption at redemption value	250,122,787
Stockholders' Deficit
Preferred stock, $0.001 par value; 1,000,000 shares authorized, none issued and outstanding	0
Additional paid-in-capital	0
Retained Earnings (Accumulated Deficit)	(28,765,555)
Total Stockholders' Deficit	(28,759,305)
Total Liabilities, Redeemable Units and Unitholders' Deficit	251,453,501
Class A Common Stock [Member] | CIK 0001846136 Riverview Acquisition Corp
Stockholders' Deficit
Common stock	0
Class B Common Stock [Member] | CIK 0001846136 Riverview Acquisition Corp
Stockholders' Deficit
Common stock	$ 6,250	[1]

[1]	Excluded an aggregate of 937,500 shares forfeited as of December 31, 2021 (see Note 5).